Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 14,139	$ 15,872	$ 17,217
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,171	1,263	1,383
Depreciation	1,515	1,249	1,257
Amortization of intangible assets	366	586	699
Amortization (accretion) of net deferred loan fees	166	317	(172)
Net (gain) loss on sale of securities	413	(12)	(19)
Net gain on equity securities	(26)
Provision (credit) for loan losses	780		(1,300)
Loans originated for sale	(78,252)	(76,493)	(67,295)
Proceeds from sale of loans	81,085	78,309	69,475
Net gain on sale of loans	(1,621)	(1,745)	(1,750)
Net (gain) loss on sale of other real estate owned	(18)	28	(152)
Gain on sale of fixed assets	(147)	(67)	(1)
Increase in cash surrender value of bank owned life insurance	(718)	(573)	(563)
Share-based compensation	428	426	323
Change in Accrued interest payable	(197)	229	61
Accrued interest receivable	(1,285)	(634)	48
Deferred taxes	151	946	170
Other, net	2,007	1,118	(1,672)
Net cash from operating activities	19,957	20,819	17,709
Cash flows used for investing activities:
Maturities, prepayments and calls of securities, available for sale	42,114	34,379	34,089
Sales of securities, available for sale	14,667	953	4,349
Purchases of securities, available for sale	(131,924)	(70,794)	(41,759)
Purchases of other securities	(3,247)	(192)	(603)
Acquisition, net of cash acquired	143,797
Purchases of bank owned life insurance			(3,885)
Net loan originations	(99,277)	(109,737)	(52,022)
Loans purchased, installment			(1,643)
Proceeds from sale of OREO properties	34	87	333
Premises and equipment purchases	(1,472)	(1,015)	(2,437)
Proceeds from sale of premises and equipment	1,190	139	3
Net cash used for investing activities	(34,118)	(146,180)	(63,575)
Cash flows from financing activities:
Increase (decrease) in deposits	(100,974)	83,820	69,070
Net change in short-term FHLB advances	131,700	25,900	(22,700)
Repayment of long-term FHLB advances	(10,000)	(2,500)
Net proceeds from issuance of common stock		32,821
Increase (decrease) in securities sold under repurchase agreements	444	(7,170)	3,885
Cash payment for repurchase of common stock		(4)
Cash paid on fractional shares on preferred stock conversion			(1)
Cash dividends paid	(4,749)	(3,682)	(3,254)
Net cash from financing activities	16,421	129,185	47,000
Increase (decrease) in cash and due from financial institutions	2,260	3,824	1,134
Cash and due from financial institutions at beginning of year	40,519	36,695	35,561
Cash and due from financial institutions at end of year	42,779	40,519	36,695
Supplemental disclosures of cash flow information:
Interest paid	7,751	3,863	3,247
Income taxes paid	1,600	5,950	5,900
Transfer of loans from portfolio to other real estate owned		94	102
Transfer of premises to held-for-sale		3	202
Transfer of loans held-for-sale to portfolio	85
Securities purchased not settled	500	1,291
Conversion of preferred stock to common stock	7,994	$ 1,592	$ 3,323
Acquisition of UCB
Consideration paid	117,344
Noncash assets acquired:
Securities available for sale	43,214
Equity securities	212
Loans held for sale	492
Loans receivable	298,319
FHLB Stock	3,527
Accrued interest receivable	950
Premises and equipment, net	5,291
Goodwill	49,756
Core deposit intangible	7,518
Bank owned life insurance	17,193
Other assets	10,361
Total non cash assets acquired	436,833
Liabilities assumed:
Deposits	475,944
Other liabilities	17
Total liabilities assumed	475,961
Net noncash liabilities acquired	(39,128)
Cash acquired	$ 156,472